Jun. 29, 2017
OPPENHEIMER REAL ESTATE FUND

Supplement dated May 17, 2018 to the
Prospectus dated June 29, 2017

This supplement amends the Prospectus of Oppenheimer Real Estate Fund (the “Fund”), and is in addition to any other supplement(s).

1.	The Fund’s Board of Trustees approved an amendment to the management fee schedule of the Fund’s investment advisory agreement in order to reduce the management fee. As a result, in the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” and the related footnotes are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses*

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y	Class I
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	0.20%	0.21%	0.20%	0.20%	0.20%	0.04%
Total Annual Fund Operating Expenses	1.33%	2.09%	2.08%	1.58%	1.08%	0.92%
*	Expenses have been restated to reflect current fees.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$703	$975	$1,266	$2,094	$703	$975	$1,266	$2,094
Class B	$714	$962	$1,335	$2,067	$214	$662	$1,135	$2,067
Class C	$313	$658	$1,130	$2,435	$213	$658	$1,130	$2,435
Class R	$162	$503	$867	$1,893	$162	$503	$867	$1,893
Class Y	$111	$345	$599	$1,324	$111	$345	$599	$1,324
Class I	$94	$295	$512	$1,136	$94	$295	$512	$1,136